CALVERT SOCIAL INDEX FUND Supplement to Calvert Equity Funds Prospectus (Class I) dated January 31, 2015 Date of Supplement: June 19, 2015
Calvert Social Index Fund
The disclosure under “Investment Objective” on page 8 is revised and restated as follows:
The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.

The table contained under “Fees and Expenses of the Fund – Annual Fund Operating Expenses” for the Fund on page 8 of the Prospectus is deleted and replaced with the following:
Annual Fund Operating Expenses		Calvert Social Index Fund Class I
Management Fees (as a percentage of Assets)		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		0.37%
Fee Waiver or Reimbursement	[1]	(0.18%)
Net Expenses (as a percentage of Assets)		0.19%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.19% through January 31, 2017. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
The table contained under “Fees and Expenses of the Fund – Example” for the Fund on page 8 of the Prospectus is deleted and replaced with the following:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Calvert Social Index Fund | Class I | USD ($)	1,946	8,939	17,842	43,965

The second paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 8 of the Prospectus is revised and restated in its entirety as follows:
Calvert U.S. Large Cap Core Responsible Index. The Calvert U.S. Large Cap Core Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. The S-Network U.S. Large Cap 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for large cap core stocks that are traded in the U.S. markets. As of June 15, 2015, the Calvert U.S. Large Cap Core Responsible Index (the “Index”) included 722 companies, and the market capitalization ranged from $1.9 billion to $731.3 billion with a weighted average market capitalization of $111.9 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network U.S. Large Cap 1000 Index and is rebalanced quarterly.
The third paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for the Fund on page 8 of the Prospectus is revised and restated in its entirety as follows:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 9 of the Prospectus, the “Mid-Cap Company Risk” disclosure is deleted.
Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for the Fund on page 9 of the Prospectus, the “Sustainable and Socially Responsible Investing Risk” disclosure is revised and restated as follows:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.